Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2018	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (5,322)	$ (7,544)	$ (9,761)	$ (15,527)	$ (30,348)	$ (40,207)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	10,147	8,041	7,263	10,037	35,043	27,974
Loss (gain) on disposal of assets	2,123	1,492	5	(12)	8	7
Gain on fair value remeasurement of contingent consideration					(271)
Gain on sale of equity method investment				(1,800)
Non-cash interest expense (income), net			1,743	2,362	6,835	6,440
Amortization of contract costs	185	118	8	563	500	231
Deferred income taxes	(263)	(1,787)	(1,132)	(592)	1,304	(5,480)
Loss on warrant and derivatives remeasurement				7,222
Loss (gain) on foreign currency remeasurement	(111)	1,164	297	(409)	464	2,023
Changes in assets and liabilities, net of effect of Business Combinations
Accounts receivable, net	1,812	(1,042)	2,249	370	(5,046)	(7,408)
Contract assets	(4,213)	2,792	(685)	(2,204)	(4,030)	(1,872)
Prepaid expenses	(1,484)	(135)	(660)	3	(749)	(537)
Other current assets	(760)	(576)	(1,013)	173	(6,682)	(1,728)
Other assets	(2,476)	1,296	(1,243)	(225)	2,321	(4,413)
Accounts payable	7,046	(5,316)	1,792	934	(3,384)	7,136
Accrued expenses	(2,845)	6,411	1,322	6,958	11,930	10,164
Deferred revenue	(1,408)	3,857	(776)	1,496	9,021	8,598
Other current liabilities	878	(77)	398	(510)	520	1,189
Other liabilities					(401)	375
Net cash provided by (used in) operating activities	3,309	8,694	(193)	8,839	17,073	2,492
Cash flows from investing activities:
Purchases of property and equipment	(186)	(327)	(883)	(747)	(1,464)	(3,217)
Capitalization of internally developed software costs	(4,033)	(5,550)	(4,804)	(13,249)	(15,920)	(20,756)
Purchases of intangible assets	(44)	(219)	(293)	(161)	(1,389)	(279)
Acquisition of business, net of cash acquired					(3,934)	(470)
Proceeds from disposal of assets	31		93	22	51	99
Proceeds from sale of equity method investment				2,040
Net cash used in investing activities	(4,232)	(6,096)	(5,887)	(12,095)	(22,656)	(24,623)
Cash flows from financing activities:
Proceeds from issuance of common shares						79
Proceeds from issuance of preference shares						6,079
Proceeds from deposits on incentive securities		57			93	66
Proceeds from borrowings				4,775	10,024	1,394
Repayment of loans and mortgage	(5)	(5)	(51)	(15)	(21)	(21)
Payment of contingent consideration			(160)	(1,235)		(666)
Proceeds from exercise of stock options				41
Net cash provided by (used in) financing activities	(5)	52	(211)	3,566	10,096	6,931
Effect of exchange rate changes on cash and cash equivalents	(271)	(1,299)	(524)	200	(960)	(408)
Net increase (decrease) in cash and cash equivalents	(1,199)	1,351	(6,815)	510	3,553	(15,608)
Cash and cash equivalents, beginning of period	11,781	8,228	30,651	2,897	8,228	23,836
Cash and cash equivalents, end of period	10,582	9,579	23,836	3,407	11,781	8,228
Supplemental disclosure of cash activities:
Cash paid (received) during the period for interest	224	416	1	1	1,039	400
Cash paid (received) during the period for income taxes	53	29	28	61	891	876
Supplemental disclosure of noncash investing and financing activities:
Preference share accretion	9,261	$ 7,897	$ 8,763		31,870	28,322
Deferred offering costs included in other current assets and accrued expenses	$ 123				$ 2,093
Contingent consideration for acquisition of business included in other liabilities						$ 2,385
Settlement of warrant liability				$ 8,705